Lease liabilities - Future Contractually Agreed Undiscounted Lease Payments (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases liabilities
Future contractually agreed undiscounted cash flows	€ 12,695	€ 811
Payments within one year
Leases liabilities
Future contractually agreed undiscounted cash flows	1,377	631
Payments between one and five years
Leases liabilities
Future contractually agreed undiscounted cash flows	6,828	180
Thereafter
Leases liabilities
Future contractually agreed undiscounted cash flows	€ 4,490	€ 0